JPMorgan International Equity Fund Average Annual Total Returns - R2 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	25.17%	5.64%	7.16%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	26.00%	6.32%	7.86%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.11%	5.29%	7.08%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.66%	4.83%	6.28%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	26.09%	6.43%	7.97%